Basis of Financial Presentation and Summary of Significant Accounting Policies - Part Two (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Transfer from assets held for sale to land and other inventories and property and equipment									$ 4,051	$ 0	$ 13,767
Impairment of Real Estate										(1,000)
Goodwill	$ 19,295				$ 6,071				19,295	6,071
Non-controlling interest in joint ventures	0				15,600				0	15,600
Net income (loss) attributable to non-controlling interest	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 36	$ 293	0	329	1,205
Advertising Expense									$ 3,000	$ 3,100	$ 2,400